Subsequent events	6 Months Ended
Sep. 30, 2023
Subsequent Events [Abstract]
Subsequent events

22. Subsequent events

The Group has evaluated subsequent events through January 2, 2024 on the issuance of the consolidated financial statements and noted that there are no significant subsequent events.